NOTES PAYABLE (Details Narrative) - USD ($)						9 Months Ended
	Apr. 01, 2023	Mar. 23, 2023	Mar. 01, 2023	Feb. 01, 2023	Jan. 01, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Nov. 18, 2022
Debt Disclosure [Abstract]
Debt instrument face amount									$ 78,260
Debt instrument periodic payment	$ 31,630		$ 5,000	$ 5,000	$ 5,000
Repayments of notes payable		$ 63,260				$ 78,260
Notes payable								$ 78,260